Off-Balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 1,074,772,568	$ 535,330,124
Documentary Export and Import Credits	122,192,456	39,797,296
Guarantees Granted	921,976,047	833,054,835
Liabilities for Foreign Trade Operations	$ 74,062,851	$ 39,884,227